Document and Entity Information	9 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Engage Mobility, Inc
Entity Central Index Key	0001547521
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Entity Filer Category	Smaller Reporting Company